NOTE RECEIVABLE (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Jul. 26, 2021	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 05, 2021	Aug. 26, 2021	Jul. 21, 2021	Apr. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Face Amount		$ 11,000,000	$ 11,000,000					$ 6,143,223
Debt Instrument, Interest Rate, Stated Percentage		9.50%	9.50%
Payments to Acquire Notes Receivable			$ 1,400,000
Interest Expense			210,222
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Expense		$ 34,602	$ 35,219
Loan Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from Lines of Credit	$ 300,000
Convertible Loan Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Face Amount					$ 400,000	$ 700,000
PlaySight Interactive Ltd [Member] | Loan Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Face Amount							$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage							15.00%